                                         As filed with the Securities and Exchange Commission on February 18, 2011
Registration No. 033-37959
 Investment Company Act Registration No. 811-06221

SECURITIES AND EXCHANGE COMMISSION
                    Washington D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___ ☐
Post-Effective Amendment No. 26 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 27 ☒
(Check appropriate box or boxes.)

BRANDYWINE BLUE FUND, INC. (Exact Name of Registrant as Specified in Charter)

P.O. Box 4166
Greenville, Delaware	19807
(Address of Principal Executive Offices)	(Zip Code)

(302) 656-3017 (Registrant’s Telephone Number, including Area Code)

Copy to:
Richard L. Teigen
William F. D’Alonzo	Foley & Lardner LLP
3711 Kennett Pike	777 East Wisconsin Avenue
Greenville, Delaware 19807	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)

☐           on (date) pursuant to paragraph (b)

☐           60 days after filing pursuant to paragraph (a) (1)

☐           on (date) pursuant to paragraph (a) (1)

☐           75 days after filing pursuant to paragraph (a) (2)

☐           on (date) pursuant to paragraph (a) (2), of Rule 485

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No.26 to the Registration Statement on Form N-1A of Brandywine Blue Fund, Inc. (the “Company”) hereby incorporates Parts A, B and C from the Company’s PEA No. 25 on Form N-1A filed January 31, 2011.  This PEA No. 26 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 25 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act, the Registrant certifies that this Amended Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act and the Registrant has duly caused this Amended Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington and the State of Delaware on the 18th day of February, 2011.

BRANDYWINE BLUE FUND, INC.
(Registrant)

By: /s/ William F. D’Alonzo
William F. D’Alonzo, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ William F. D’Alonzo William F. D’Alonzo	Principal Executive Officer and Director	February 18, 2011

/s/ Lynda J. Campbell Lynda J. Campbell	Principal Financial and Accounting Officer	February 18, 2011

/s/ Charles Quentin Sweeting Jackson* Charles Quentin Sweeting Jackson	Director	February 18, 2011

/s/ Stuart A. McFarland* Stuart A. McFarland	Director	February 18, 2011

/s/ W. Richard Scarlett III* W. Richard Scarlett III	Director	February 18, 2011

/s/ Thomas D. Wren* Thomas D. Wren	Director	February 18, 2011

/s/ James W. Zug*	Director	February 18, 2011
James W. Zug

*By: /s/ William F. D’Alonzo
William F. D’Alonzo Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE